Changes In Business And Other Matters (Schedule Of Income (Loss) From Discontinued Operations) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	$ 6,008	$ 5,726
Properties, plants and equipment, net	4,965	7,055
Deferred charges and other assets	601	356
Total assets	11,982	13,297
Current liabilities	(5,370)	(4,929)
Long-term debt	(282)	(178)
Retirement benefit liabilities	(542)	(481)
Deferred income taxes	(544)	(1,390)
Other deferred credits and liabilities	(567)	(562)
Total liabilities	(10,182)	(9,498)
Noncontrolling interest	(907)	(753)	(562)	(438)
SunCoke Energy, Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	412
Properties, plants and equipment, net	1,487
Deferred charges and other assets	82
Total assets	1,981
Current liabilities	(281)
Long-term debt	(723)
Retirement benefit liabilities	(50)
Deferred income taxes	(325)
Other deferred credits and liabilities	(66)
Total liabilities	(1,445)
Noncontrolling interest	(150)
Net investment	$ 386